Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Borrowings
Short-term borrowings	¥ 60,000	$ 8,220	¥ 70,000
Long-term borrowings, non-current portion	2,000	$ 274	2,000
Bank loans(i)
Borrowings
Short-term borrowings	60,000		70,000
Loan from third parties
Borrowings
Long-term borrowings, non-current portion	¥ 2,000		¥ 2,000